Note 11 - Financial Instruments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative, Fixed Interest Rate	4.36%
Derivative, Notional Amount	$ 6,600,000	$ 8,300,000	$ 10,500,000
Interest Expense [Member]
Unrealized Gain (Loss) on Derivatives	$ 328,000	$ (42,000)	$ 343,000